UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23617

Engine No. 1 ETF Trust

On behalf of the following series:

Engine No. 1 Transform 500 ETF (Ticker: VOTE)

Engine No. 1 Transform Climate ETF (Ticker: NETZ)

Engine No. 1 Transform Supply Chain ETF (Ticker: SUPP)

(Exact name of registrant as specified in charter)

710 Sansome Street, San Francisco, CA 94111

(Address of principal executive offices) (Zip Code)

Jennifer Grancio

Fund Management at Engine No. 1 LLC

710 Sansome Street

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (628) 251-1222

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

This report should be read in conjunction with the Engine No. 1 ETF Trust’s (the “Trust”) prospectus.

The views expressed in the Shareholder Letter are those of Fund Management at Engine No. 1 LLC (“Engine No. 1” or the “Adviser”) as of April 30, 2023. The Shareholder Letter may not necessarily reflect the views or holdings on the date this Semi-Annual Report is first published or anytime thereafter. The information in the Shareholder Letter may change, and the Funds disclaim any obligation to advise shareholders of any such changes. Certain information was obtained from sources that Engine No. 1 believes to be reliable; however, Engine No. 1 does not guarantee the accuracy or completeness of any information obtained from any third party.

Portfolio holdings will change and should not be considered as investment advice or a recommendation to buy, sell or hold any particular security. Please visit etf.engine1.com for the most current list of portfolio holdings for the Engine No. 1 ETFs.

The Engine No. 1 Transform 500 ETF seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Large Cap Select IndexSM (the “Underlying Index”), which measures the performance of the 500 largest U.S. stocks by market capitalization, as determined by Morningstar, Inc. The Underlying Index consists of securities from a broad range of industries. As of April 30, 2023, the Underlying Index is represented by securities of companies in sectors including Information Technology, Health Care, Financials, Consumer Discretionary, Industrials, Communication Services, Consumer Staples, Energy, Utilities, Materials and Real Estate. The components of the Underlying Index are likely to change over time and the Underlying Index and the Fund are rebalanced on a quarterly basis. To the extent that the securities in the Underlying Index are concentrated in one or more industries or groups of industries, the Fund may concentrate in such industries or groups of industries.

The Engine No. 1 Transform Climate ETF is an actively managed exchange-traded fund that seeks to invest in companies that are creating value by transforming themselves and others to meet the growing demands of climate change. Target companies are primarily those that the Adviser believes are transitioning towards more sustainable business practices, products, or services, as well as companies that are providing enabling technologies to help others transition. Target companies are generally chosen from companies included in the Morningstar® US Market Extended TR USD IndexSM but may be selected from a universe of US and non-US listed equity securities. The Morningstar® US Market Extended TR USD IndexSM measures the performance of US securities and targets 99.5% market capitalization coverage of the investable universe. It is a diversified broad market index, and does not incorporate sustainability criteria. The Adviser expects to hold between 20-40 equities within the Fund’s portfolio.

The Engine No. 1 Transform Supply Chain ETF is an actively managed exchange-traded fund that invests in U.S.-listed equity, American depositary receipt securities, and non-U.S. developed and emerging market-listed securities, which over time may vary as market and investment opportunities change. The Fund may also enter into currency-related spot transactions when it transacts in equities denominated in foreign currencies or invest in certain derivative instruments, such as currency futures or forwards that will help the Adviser manage risk associated with foreign currency exposure, if any, or futures contracts. The Fund’s investments may include micro-, small-, medium- and large-capitalization equities of companies. The Adviser expects to hold between 20-40 equities within the Fund’s portfolio.

Shareholder Letter (Unaudited)

Dear Shareholder,

It has been a truly amazing journey in the nearly two years since we launched Transform ETFs. Thank you for coming with us, and we are excited for what lies ahead. Today, you can capture investment opportunity while being an active owner in our alpha mega-theme strategies, Transform Climate ETF (NETZ) and Transform Supply Chain ETF (SUPP), and our better index fund, Transform 500 ETF (VOTE), which gives investors an active voice through a passive fund.

Both active strategies aim to create long-term value for investors through our unique approach to identifying and pursuing investment opportunities in once-in-a-generation systems transformations and through governance activities. In all strategies, we are always active owners, seeking to help companies realize their full potential and investors of all kinds build returns over time. In 2022 alone, we voted at 506 annual shareholder meetings on 6,387 proposals, including 439 shareholder proposals. We supported 88% of shareholder proposals after carefully evaluating each issue through our economics-focused lens, ultimately supporting the ones that we believed foster good corporate governance, enhance transparency, and create long-term value.

Earlier this year, we launched SUPP. SUPP is our second actively managed thematic ETF and invests in companies that drive supply chain resiliency and long-term value creation through relocalization of manufacturing, automation and innovation, and transportation and logistics management.

The United States has lost 7 million manufacturing jobs since World War II1. The collapse of global supply chains during Covid put even more pressure on North American companies and the customers they serve. Now, while trying to solve the supply chain crisis and with tailwinds from the CHIPS and Inflation Reduction Acts, manufacturing is roaring back to North America. This is great for North American jobs, communities, and companies’ mid-term profitability. It is a huge investment opportunity in America, and SUPP is structured to help investors capture this epic opportunity now and, in the years to come.

In February, we celebrated NETZ’s one-year anniversary. We once again received industry recognition, winning etf.com’s Thematic ETF of the Year award2. We continue to believe that investors seeking returns need to hold the best of the big emitters in energy, transportation, agricultural, and select industrials because they are the enablers of the epic transformation to net zero at scale. Our goal is to hold and actively manage to this broad theme – and deliver annual and multi-year out-performance even in the extreme volatility we are currently experiencing and in the old-economy transformation ahead. Many sophisticated investors are already with us, and we welcome the many who are joining us in NETZ as a core holding in their long-term portfolio every month.

We launched VOTE as a low-cost (just 5 bps) large-cap index fund that actively votes its shares – because even in a passive core holding, investors should be active. Investors should use their vote and voice on governance, material data transparency, and long-term economic out-performance. Since we won the Exxon proxy campaign and launched the fund in 2021, VOTE continues to use shareholder voting power to drive accountability and transparency at the largest publicly traded companies.

Our Approach

We take a deep, cross-sector, active approach that seeks to know entire systems in all their complexities, rather than one or two companies or sectors within the system, so we can see the connections to generate alpha. Investors focused just on a single sector or relying on passive building blocks alone can’t possibly see the whole picture.

Furthermore, we believe in investment and engagement, not divestment. Research shows divesting from companies doesn’t change their operations or increase shareholder value3. Long-term problems simply can’t be solved by investors running away from short-term-focused companies or boards. Rather, we engage directly with companies to improve their performance and create long-term value. From our proxy voting to our deep engagements, we believe our approach to active ownership delivers results for shareholders.

Transparency is key. Everything we do at Transform ETFs is transparent each and every day: our choice of company holdings, our engagements, and our votes. This is the future of active management.

1.	U.S. Bureau of Labor Statistics.
2.	Winners of the etf.com 2023 Awards | etf.com. ETF.com is a third party and is not an affiliate of Engine No. 1. This award is not indicative of Engine No. 1’s investment performance, or any future investment performance or sustainability accomplishments. Engine No. 1 did not solicit or pay for this award. For award disclosures and methodology, go to www.etf.engine1.com/content/etf-com-awards/.
3.	Why Divestment Doesn’t Change “Dirty” Companies. Insights by Stanford Business.

Shareholder Letter (continued) (Unaudited)

What’s Ahead

As we look ahead, we are focused on the risks and opportunities we face as the global population continues to grow and the demand for the natural resources needed to address deglobalization and decarbonization continues to rise. Right now, humanity is using natural resources 1.7x faster than our planet’s capacity to regenerate them, and as a result, we are experiencing long-term, structural supply and demand imbalances we expect to persist in the decades to come4. We believe companies that are addressing scarcity by changing business operations to be less reliant on or more efficient in their use of scarce resources – or are providing products and services that better optimize consumers’ use of those resources – will be winners of the future.

We see similar opportunities in human health and the Artificial Intelligence (AI) that powers all the transformations we work on at Transform ETFs.

Come With Us.

On the following pages, you will find information related to your SUPP, NETZ, and VOTE investments. If you have any questions, please contact your financial advisor or Engine No. 1 directly. The future is complicated but offers many opportunities to participate as active owners of the value created through these transformations. Transform ETFs sort through the complexity, simplifying the investment opportunity.

Thank you for joining us.

Jennifer Grancio

Chief Executive Officer

Engine No. 1

4.	Source: BofA Global Research – Thematic Investing: The World is Not Enough – Scarcity Primer, 2/23/2022.

Shareholder Letter (continued) (Unaudited)

Important Information

© 2023 Fund Management at Engine No. 1 LLC. All rights reserved.

Before investing you should carefully consider the fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus, a copy of which may be obtained from https://etf.engine1.com. Please read the prospectus carefully before you invest. Investing involves risk, including the possible loss of principal.

Shares of any exchange-traded fund (ETF) are bought and sold at market price (not net asset value (NAV)), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

Engine No. 1 LLC and Fund Management at Engine No. 1 LLC are separately registered as investment advisers with the U.S. Securities and Exchange Commission (the “SEC”). Registration with the SEC or with any state securities authority does not imply a certain level of skill or training. Under no circumstances should any information in this document be used or considered as an offer to sell, or a solicitation of any offer to buy, an interest in any investment fund managed or advised by Engine No. 1 LLC, Fund Management at Engine No. 1 LLC, or their affiliates. Any such offer or solicitation will be made only by means of the offering materials relating to a particular fund. No information in this document should be construed or relied upon as investment, legal, accounting, tax or other professional advice or in connection with any offer or sale of securities.

The Engine No. 1 Transform 500 ETF (VOTE) is not actively managed, and Fund Management at Engine No. 1 LLC generally does not attempt to take defensive positions under any market conditions, including declining markets. This Fund may be subject to tracking error, which is defined as the divergence of the Fund’s performance from that of the underlying index. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. At any given time, the Fund can have exposure to derivative instruments. A strategy or emphasis on sustainability may limit the investment opportunities available to a portfolio. Therefore, the portfolio may underperform or perform differently than other portfolios that do not have a sustainability focus.

The Transform Climate ETF (NETZ) and the Transform Supply Chain ETF (NETZ) are actively managed and may each be susceptible to an increased risk of loss, including losses due to adverse events that affect the Funds’ investments more than the market as a whole, to the extent that the Funds’ investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. Shares are subject to the risks of an investment in a portfolio of equity securities in an industry or group of industries in which each Fund invests. Investments in emerging market countries may be subject to greater risks than investments in developed countries. The Funds may purchase and write put and call options on futures contracts that are traded on an exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected. Please see the prospectus for a full list of each Fund’s risks.

The description of Engine No. 1’s investment strategy is intended to be representative but may be changed from time to time by Engine No. 1, and Engine No. 1 may alter the information at its discretion. Engine No. 1 intends to be focused and directed in the selection of opportunities to actively engage with portfolio companies of the Fund. Engine No. 1 intends to measure the investment made by companies in their employees, communities, customers, and the environment, including through the use of financial, operational, and sustainability metrics. For NETZ, Engine No. 1 may consider any sustainability factors as core to its investment process but its specific focus for NETZ will be on the environmental factors most relevant to climate change. For NETZ and SUPP, Engine No. 1 intends to incorporate sustainability insights and analysis to ultimately drive financial and operational performance; however, there is no guarantee that this strategy will be achieved, and such assessment is at Engine No. 1’s discretion. Engine No. 1 does not use sustainability ratings or rankings to exclude specific companies, but instead uses its own proprietary analysis to attempt to make better informed decisions. NETZ and SUPP may forgo certain investment opportunities that do not meet Engine No. 1’s criteria and results may be lower than other funds that use different or no sustainability criteria to screen out certain companies or industries.

The price and value of the investments referred to in this document and the income from such investments may fluctuate, and investors may realize losses on these investments, including a loss of principal. Investing involves risk, including the possible loss of principal. Past performance is not indicative or a guarantee of future performance. Certain information contained in this document has been obtained from third party sources and, although believed to be reliable, has not been independently verified and its accuracy or completeness cannot be guaranteed.

Shareholder Letter (concluded) (Unaudited)

This letter may contain forward-looking statements, which reflect Engine No. 1’s current views with respect to, among other things, Engine No. 1’s operations and performance. You can identify these forward-looking statements by the use of words such as “anticipate,” “approximately,” “believe,” “continue,” “estimate,” “expect,” “intend,” “may,” “outlook,” “plan,” “potential,” “predict,” “seek,” “should,” or “will,” or the negative version of these words or other comparable words. Forward-looking statements are subject to various risks and uncertainties. Accordingly, there are or will be important factors that could cause actual outcomes or results to differ materially from those indicated in these statements. Engine No. 1 undertakes no obligation to publicly update or review any forward-looking statement, whether as a result of new information, future developments or otherwise.

The Funds are advised by Fund Management at Engine No. 1 LLC. Distributed by Foreside Financial Services, LLC.

Shareholder Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs for purchasing and selling shares (including brokerage commissions); and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples below are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2022 (February 14, 2023 for Engine No. 1 Transform Supply Chain ETF) until April 30, 2023.

Actual Expenses

The first line under each Fund in the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the tables for the Funds are useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Annualized Expense Ratios for the Period	Expenses Paid During the Period(a)
Engine No. 1 Transform 500 ETF
Actual	$1,000.00	$1,084.65	0.05%	$0.26
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	0.05%	$0.25

Engine No. 1 Transform Climate ETF
Actual	$1,000.00	$989.74	0.75%	$3.70
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76

	Beginning Account Value 2/14/2023*	Ending Account Value 4/30/2023	Annualized Expense Ratios for the Period	Expenses Paid During the Period
Engine No. 1 Transform Supply Chain ETF
Actual	$1,000.00	$963.40	0.75%	$1.51(b)
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76(a)

*	The Fund commenced investment operations on February 14, 2023.
(a)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the one-half year period, then divided by 365).
(b)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 75 (the number of days in the period, then divided by 365).

Sector Diversification (as a percentage of total investments) April 30, 2023 (Unaudited)

Engine No. 1 Transform 500 ETF (VOTE)	Engine No. 1 Transform Climate ETF (NETZ)

Engine No. 1 Transform Supply Chain ETF (SUPP)

Schedule of Investments Engine No. 1 Transform 500 ETF

April 30, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.8%

Aerospace & Defense - 1.7%
Boeing Co.*	6,916	$1,430,090
General Dynamics Corp.	2,766	603,928
HEICO Corp.	488	82,296
HEICO Corp., Class A	859	115,304
Howmet Aerospace, Inc.	4,528	200,545
L3Harris Technologies, Inc.	2,342	457,041
Lockheed Martin Corp.	2,794	1,297,673
Northrop Grumman Corp.	1,770	816,448
Raytheon Technologies Corp.	18,013	1,799,500
Textron, Inc.	2,563	171,567
TransDigm Group, Inc.	638	488,070
		7,462,462
Air Freight & Logistics - 0.6%
Expeditors International of Washington, Inc.	1,959	223,013
FedEx Corp.	2,855	650,312
United Parcel Service, Inc., Class B	8,975	1,613,794
		2,487,119
Automobile Components - 0.1%
Aptiv plc*	3,329	342,421

Automobiles - 1.5%
Ford Motor Co.	48,151	572,034
General Motors Co.	17,149	566,603
Lucid Group, Inc.* ††	7,878	62,551
Rivian Automotive, Inc., Class A*	6,742	86,432
Tesla, Inc.*	33,073	5,434,225
		6,721,845
Banks - 3.1%
Bank of America Corp.	85,823	2,512,897
Citigroup, Inc.	23,817	1,121,066
Citizens Financial Group, Inc.	6,056	187,373
Fifth Third Bancorp	8,398	220,028
First Republic Bank	2,286	8,024
Huntington Bancshares, Inc.	17,757	198,878
JPMorgan Chase & Co.	36,072	4,986,594
KeyCorp	11,486	129,332
M&T Bank Corp.	2,080	261,664
PNC Financial Services Group, Inc. (The)	4,931	642,263
Regions Financial Corp.	11,486	209,734
Truist Financial Corp.	16,314	531,510
US Bancorp	17,129	587,182
Wells Fargo & Co.	46,862	1,862,765
		13,459,310
Investments	Shares	Value
Beverages - 1.8%
Brown-Forman Corp., Class B	2,245	$146,127
Coca-Cola Co.	47,861	3,070,283
Constellation Brands, Inc., Class A	1,997	458,252
Keurig Dr Pepper, Inc.	10,454	341,846
Monster Beverage Corp.*	9,364	524,384
PepsiCo, Inc.	16,936	3,232,913
		7,773,805
Biotechnology - 2.4%
AbbVie, Inc.	21,747	3,286,408
Alnylam Pharmaceuticals, Inc.*	1,512	301,190
Amgen, Inc.	6,565	1,573,893
Biogen, Inc.*	1,770	538,487
BioMarin Pharmaceutical, Inc.*	2,285	219,451
Gilead Sciences, Inc.	15,334	1,260,608
Horizon Therapeutics plc*	2,785	309,581
Incyte Corp.*	2,276	169,357
Moderna, Inc.*	4,062	539,799
Regeneron Pharmaceuticals, Inc.*	1,322	1,059,966
Seagen, Inc.*	1,689	337,800
Vertex Pharmaceuticals, Inc.*	3,162	1,077,388
		10,673,928
Broadline Retail - 3.0%
Amazon.com, Inc.*	109,629	11,560,379
Coupang, Inc., Class A*	12,549	210,321
eBay, Inc.	6,670	309,688
Etsy, Inc.*	1,544	155,990
MercadoLibre, Inc.*	569	726,892
		12,963,270
Building Products - 0.4%
Carrier Global Corp.	10,252	428,739
Johnson Controls International plc	8,455	505,947
Masco Corp.	2,768	148,116
Trane Technologies plc	2,818	523,612
		1,606,414
Capital Markets - 3.0%
Ameriprise Financial, Inc.	1,296	395,436
Bank of New York Mellon Corp. (The)	9,040	385,014
BlackRock, Inc., Class A	1,841	1,235,679
Blackstone, Inc.	8,732	780,030
Carlyle Group, Inc. (The)	2,687	81,497
Charles Schwab Corp. (The)	18,752	979,604
CME Group, Inc., Class A	4,423	821,661
FactSet Research Systems, Inc.	470	193,494
Goldman Sachs Group, Inc. (The)	4,165	1,430,428
Intercontinental Exchange, Inc.	6,874	748,785
KKR & Co., Inc.	7,091	376,319

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

April 30, 2023 (Unaudited)

Investments	Shares	Value
LPL Financial Holdings, Inc.	973	$203,201
MarketAxess Holdings, Inc.	463	147,405
Moody’s Corp.	1,937	606,513
Morgan Stanley	16,066	1,445,458
MSCI, Inc., Class A	984	474,731
Nasdaq, Inc.	4,163	230,505
Northern Trust Corp.	2,561	200,168
Raymond James Financial, Inc.	2,382	215,642
S&P Global, Inc.	4,049	1,468,087
State Street Corp.	4,294	310,284
T Rowe Price Group, Inc.	2,757	309,694
		13,039,635
Chemicals - 1.8%
Air Products & Chemicals, Inc.	2,730	803,603
Albemarle Corp.	1,442	267,433
Celanese Corp., Class A	1,223	129,932
CF Industries Holdings, Inc.	2,412	172,651
Corteva, Inc.	8,758	535,289
Dow, Inc.	8,670	471,648
DuPont de Nemours, Inc.	5,631	392,593
Eastman Chemical Co.	1,461	123,118
Ecolab, Inc.	3,048	511,576
FMC Corp.	1,548	191,302
International Flavors & Fragrances, Inc.	3,137	304,164
Linde plc	6,056	2,237,389
LyondellBasell Industries NV, Class A	3,125	295,656
Mosaic Co.	4,187	179,413
PPG Industries, Inc.	2,890	405,351
Sherwin-Williams Co.	2,898	688,391
Westlake Corp.	425	48,357
		7,757,866
Commercial Services & Supplies - 0.5%
Cintas Corp.	1,062	484,028
Copart, Inc.*	5,269	416,514
Republic Services, Inc., Class A	2,527	365,455
Rollins, Inc.	2,841	120,032
Waste Management, Inc.	4,567	758,351
		2,144,380
Communications Equipment - 0.8%
Arista Networks, Inc.*	3,045	487,687
Cisco Systems, Inc. (Delaware)	50,517	2,386,929
Motorola Solutions, Inc.	2,056	599,118
		3,473,734
Construction & Engineering - 0.1%
Quanta Services, Inc.	1,759	298,397
Investments	Shares	Value
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	764	$277,485
Vulcan Materials Co.	1,636	286,496
		563,981
Consumer Finance - 0.5%
American Express Co.	7,321	1,181,170
Capital One Financial Corp.	4,690	456,337
Discover Financial Services	3,284	339,795
Synchrony Financial	5,376	158,646
		2,135,948
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	5,457	2,746,072
Dollar General Corp.	2,750	609,015
Dollar Tree, Inc.*	2,556	392,883
Kroger Co.	8,015	389,769
Sysco Corp.	6,239	478,781
Target Corp.	5,659	892,707
Walgreens Boots Alliance, Inc.	8,800	310,200
Walmart, Inc.	17,245	2,603,478
		8,422,905
Containers & Packaging - 0.2%
Amcor plc	18,286	200,597
Avery Dennison Corp.	996	173,782
Ball Corp.	3,859	205,222
Crown Holdings, Inc.	1,474	126,440
International Paper Co.	4,372	144,757
		850,798
Distributors - 0.1%
Genuine Parts Co.	1,731	291,344
LKQ Corp.	3,123	180,291
Pool Corp.	480	168,634
		640,269
Diversified REITs - 0.0%†
WP Carey, Inc.	2,584	191,733

Diversified Telecommunication Services - 0.8%
AT&T, Inc.	87,650	1,548,776
Verizon Communications, Inc.	51,642	2,005,258
		3,554,034
Electric Utilities - 1.8%
American Electric Power Co., Inc.	6,320	584,094
Avangrid, Inc.	859	34,583
Constellation Energy Corp.	4,022	311,303
Duke Energy Corp.	9,470	936,394
Edison International	4,699	345,846
Entergy Corp.	2,504	269,380
Evergy, Inc.	2,823	175,337

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

April 30, 2023 (Unaudited)

Investments	Shares	Value
Eversource Energy	4,281	$332,248
Exelon Corp.	12,217	518,489
FirstEnergy Corp.	6,681	265,904
NextEra Energy, Inc.	24,436	1,872,531
PG&E Corp.*	19,808	338,915
PPL Corp.	9,051	259,945
Southern Co.	13,389	984,761
Xcel Energy, Inc.	6,727	470,285
		7,700,015
Electrical Equipment - 0.5%
AMETEK, Inc.	2,824	389,514
Eaton Corp. plc	4,890	817,217
Emerson Electric Co.	7,023	584,735
Rockwell Automation, Inc.	1,411	399,892
		2,191,358
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	7,313	551,911
CDW Corp.	1,664	282,198
Corning, Inc.	9,362	311,006
Keysight Technologies, Inc.*	2,193	317,196
TE Connectivity Ltd.	3,893	476,386
Teledyne Technologies, Inc.*	577	239,109
Trimble, Inc.*	3,037	143,043
Zebra Technologies Corp., Class A*	634	182,611
		2,503,460
Energy Equipment & Services - 0.4%
Baker Hughes Co., Class A	12,377	361,903
Halliburton Co.	11,111	363,885
Schlumberger NV	17,465	861,898
		1,587,686
Entertainment - 1.4%
Activision Blizzard, Inc.*	8,755	680,351
Electronic Arts, Inc.	3,204	407,805
Liberty Media Corp.-Liberty Formula One, Class A*	292	18,916
Liberty Media Corp.-Liberty Formula One, Class C*	2,548	183,940
Live Nation Entertainment, Inc.*	1,753	118,818
Netflix, Inc.*	5,476	1,806,697
ROBLOX Corp., Class A*	4,453	158,527
Take-Two Interactive Software, Inc.*	1,951	242,490
Walt Disney Co.*	22,463	2,302,457
		5,920,001
Financial Services - 4.5%
Apollo Global Management, Inc.	5,346	338,883
Berkshire Hathaway, Inc., Class B*	22,156	7,279,354
Block, Inc., Class A*	6,604	401,457
Investments	Shares	Value
Fidelity National Information Services, Inc.	7,291	$428,128
Fiserv, Inc.*	7,809	953,635
FleetCor Technologies, Inc.*	907	194,025
Global Payments, Inc.	3,232	364,279
Mastercard, Inc., Class A	10,376	3,943,191
PayPal Holdings, Inc.*	13,910	1,057,160
Visa, Inc., Class A	19,983	4,650,644
		19,610,756
Food Products - 1.1%
Archer-Daniels-Midland Co.	6,729	525,400
Bunge Ltd.	1,843	172,505
Campbell Soup Co.	2,461	133,632
Conagra Brands, Inc.	5,859	222,408
General Mills, Inc.	7,249	642,479
Hershey Co.	1,806	493,146
Hormel Foods Corp.	3,554	143,724
J M Smucker Co.	1,312	202,586
Kellogg Co.	3,146	219,496
Kraft Heinz Co.	9,794	384,610
McCormick & Co., Inc.	3,084	270,929
Mondelez International, Inc., Class A	16,763	1,286,058
Tyson Foods, Inc., Class A	3,514	219,590
		4,916,563
Gas Utilities - 0.0%†
Atmos Energy Corp.	1,759	200,772

Ground Transportation - 0.9%
CSX Corp.	25,842	791,799
JB Hunt Transport Services, Inc.	1,021	178,971
Norfolk Southern Corp.	2,802	568,890
Old Dominion Freight Line, Inc.	1,113	356,594
Uber Technologies, Inc.*	24,527	761,563
Union Pacific Corp.	7,525	1,472,643
		4,130,460
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	21,439	2,368,367
Align Technology, Inc.*	894	290,818
Baxter International, Inc.	6,202	295,711
Becton Dickinson & Co.	3,492	922,971
Boston Scientific Corp.*	17,614	918,042
Cooper Cos, Inc. (The)	607	231,540
Dexcom, Inc.*	4,752	576,608
Edwards Lifesciences Corp.*	7,605	669,088
Hologic, Inc.*	3,032	260,782
IDEXX Laboratories, Inc.*	1,019	501,511
Insulet Corp.*	854	271,606
Intuitive Surgical, Inc.*	4,310	1,298,258

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

April 30, 2023 (Unaudited)

Investments	Shares	Value
Medtronic plc	16,357	$1,487,669
ResMed, Inc.	1,805	434,933
STERIS plc	1,220	230,031
Stryker Corp.	4,146	1,242,349
Teleflex, Inc.	577	157,244
Zimmer Biomet Holdings, Inc.	2,578	356,898
		12,514,426
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp., Class A	1,990	332,032
Cardinal Health, Inc.	3,170	260,257
Centene Corp.*	6,771	466,725
Cigna Group (The)	3,671	929,828
CVS Health Corp.	15,786	1,157,272
Elevance Health, Inc.	2,936	1,375,956
HCA Healthcare, Inc.	2,606	748,782
Humana, Inc.	1,536	814,833
Laboratory Corp. of America Holdings	1,088	246,660
McKesson Corp.	1,684	613,380
Molina Healthcare, Inc.*	718	213,885
Quest Diagnostics, Inc.	1,364	189,337
UnitedHealth Group, Inc.	11,489	5,653,621
		13,002,568
Health Care REITs - 0.2%
Healthpeak Properties, Inc.	6,725	147,748
Ventas, Inc.	4,918	236,310
Welltower, Inc.	5,808	460,110
		844,168
Health Care Technology - 0.1%
Veeva Systems, Inc., Class A*	1,732	310,167

Hotels, Restaurants & Leisure - 2.3%
Airbnb, Inc., Class A*	4,899	586,263
Booking Holdings, Inc.*	477	1,281,370
Caesars Entertainment, Inc.*	2,633	119,249
Carnival Corp.*	12,303	113,311
Chipotle Mexican Grill, Inc., Class A*	340	702,991
Darden Restaurants, Inc.	1,498	227,591
Domino’s Pizza, Inc.	436	138,417
DoorDash, Inc., Class A*	3,228	197,521
Expedia Group, Inc.*	1,817	170,725
Hilton Worldwide Holdings, Inc.	3,277	471,954
Las Vegas Sands Corp.*	4,043	258,146
Marriott International, Inc., Class A	3,308	560,177
McDonald’s Corp.	9,007	2,663,819
MGM Resorts International	3,865	173,616
Royal Caribbean Cruises Ltd.*	2,702	176,792
Investments	Shares	Value
Starbucks Corp.	14,135	$1,615,489
Yum! Brands, Inc.	3,441	483,736
		9,941,167
Household Durables - 0.3%
DR Horton, Inc.	3,841	421,818
Garmin Ltd.	1,885	185,050
Lennar Corp., Class A	3,117	351,629
Lennar Corp., Class B	180	17,608
NVR, Inc.*	37	216,080
		1,192,185
Household Products - 1.5%
Church & Dwight Co., Inc.	2,999	291,263
Clorox Co.	1,520	251,742
Colgate-Palmolive Co.	10,271	819,626
Kimberly-Clark Corp.	4,148	601,004
Procter & Gamble Co.	29,011	4,536,740
		6,500,375
Independent Power & Renewable Electricity Producers - 0.0%†
AES Corp. (The)	8,216	194,391

Industrial Conglomerates - 0.8%
3M Co.	6,770	719,109
General Electric Co.	13,397	1,325,901
Honeywell International, Inc.	8,216	1,641,886
		3,686,896
Industrial REITs - 0.3%
Prologis, Inc.	11,353	1,421,963

Insurance - 2.1%
Aflac, Inc.	6,887	481,057
Allstate Corp. (The)	3,231	374,021
American International Group, Inc.	9,140	484,786
Aon plc, Class A	2,526	821,405
Arch Capital Group Ltd.*	4,548	341,418
Arthur J Gallagher & Co.	2,607	542,412
Brown & Brown, Inc.	2,888	185,958
Chubb Ltd.	5,103	1,028,561
Cincinnati Financial Corp.	1,934	205,855
Everest Re Group Ltd.	481	181,818
Hartford Financial Services Group, Inc. (The)	3,873	274,944
Markel Corp.*	165	225,807
Marsh & McLennan Cos, Inc.	6,088	1,096,996
MetLife, Inc.	8,103	496,957
Principal Financial Group, Inc.	2,799	209,057
Progressive Corp. (The)	7,192	980,989
Prudential Financial, Inc.	4,523	393,501
Travelers Cos, Inc. (The)	2,841	514,619

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

April 30, 2023 (Unaudited)

Investments	Shares	Value
W R Berkley Corp.	2,505	$147,595
Willis Towers Watson plc	1,313	304,091
		9,291,847
Interactive Media & Services - 5.0%
Alphabet, Inc., Class A*	73,240	7,861,582
Alphabet, Inc., Class C*	63,847	6,909,522
Match Group, Inc.*	3,437	126,825
Meta Platforms, Inc., Class A*	27,369	6,577,318
Pinterest, Inc., Class A*	7,310	168,130
Snap, Inc., Class A*	12,074	105,165
ZoomInfo Technologies, Inc., Class A*	3,325	72,851
		21,821,393
IT Services - 1.3%
Accenture plc, Class A	7,744	2,170,566
Akamai Technologies, Inc.*	1,935	158,612
Cloudflare, Inc., Class A*	3,523	165,757
Cognizant Technology Solutions Corp., Class A	6,259	373,725
EPAM Systems, Inc.*	707	199,685
Gartner, Inc.*	971	293,689
GoDaddy, Inc., Class A*	1,909	144,473
International Business Machines Corp.	11,118	1,405,426
MongoDB, Inc., Class A*	851	204,206
Snowflake, Inc., Class A*	3,518	520,945
VeriSign, Inc.*	1,126	249,747
		5,886,831
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	3,636	492,423
Avantor, Inc.*	8,286	161,411
Bio-Rad Laboratories, Inc., Class A*	265	119,459
Danaher Corp.	8,060	1,909,495
Illumina, Inc.*	1,934	397,553
IQVIA Holdings, Inc.*	2,284	429,917
Mettler-Toledo International, Inc.*	272	405,688
PerkinElmer, Inc.	1,554	202,781
Thermo Fisher Scientific, Inc.	4,823	2,676,284
Waters Corp.*	730	219,263
West Pharmaceutical Services, Inc.	911	329,090
		7,343,364
Machinery - 1.6%
Caterpillar, Inc.	6,399	1,400,101
Cummins, Inc.	1,738	408,500
Deere & Co.	3,325	1,256,917
Dover Corp.	1,715	250,664
Fortive Corp.	4,343	274,000
IDEX Corp.	927	191,259
Investments	Shares	Value
Illinois Tool Works, Inc.	3,414	$825,983
Ingersoll Rand, Inc.	4,982	284,074
Otis Worldwide Corp.	5,101	435,115
PACCAR, Inc.	6,420	479,510
Parker-Hannifin Corp.	1,577	512,336
Stanley Black & Decker, Inc.	1,819	157,052
Westinghouse Air Brake Technologies Corp.	2,238	218,585
Xylem, Inc./NY	2,218	230,317
		6,924,413
Media - 0.9%
Charter Communications, Inc., Class A*	1,296	477,835
Comcast Corp., Class A	51,734	2,140,237
Fox Corp., Class A	3,649	121,366
Fox Corp., Class B	1,699	51,887
Liberty Broadband Corp., Class A*	199	16,821
Liberty Broadband Corp., Class C*	1,471	124,711
Liberty Media Corp.-Liberty SiriusXM, Class A*	919	25,824
Liberty Media Corp.-Liberty SiriusXM, Class C*	1,883	52,611
Omnicom Group, Inc.	2,493	225,791
Paramount Global, Class B	6,197	144,576
Sirius XM Holdings, Inc.††	8,613	32,729
Trade Desk, Inc. (The), Class A*	5,474	352,197
		3,766,585
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	17,580	666,459
Newmont Corp.	9,761	462,671
Nucor Corp.	3,111	460,988
Southern Copper Corp.	1,047	80,441
Steel Dynamics, Inc.	2,052	213,305
		1,883,864
Multi-Utilities - 0.8%
Ameren Corp.	3,175	282,480
CenterPoint Energy, Inc.	7,731	235,564
CMS Energy Corp.	3,583	223,078
Consolidated Edison, Inc.	4,361	429,428
Dominion Energy, Inc.	10,251	585,742
DTE Energy Co.	2,383	267,873
Public Service Enterprise Group, Inc.	6,139	387,985
Sempra Energy	3,866	601,123
WEC Energy Group, Inc.	3,878	372,947
		3,386,220

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

April 30, 2023 (Unaudited)

Investments	Shares	Value
Office REITs - 0.1%
Alexandria Real Estate Equities, Inc.	1,935	$240,288
Boston Properties, Inc.	1,756	93,700
		333,988
Oil, Gas & Consumable Fuels - 4.4%
APA Corp.	3,946	145,410
Cheniere Energy, Inc.	3,057	467,721
Chevron Corp.	21,875	3,687,688
ConocoPhillips	15,049	1,548,392
Coterra Energy, Inc.	9,693	248,141
Devon Energy Corp.	8,038	429,470
Diamondback Energy, Inc.	2,260	321,372
EOG Resources, Inc.	7,225	863,171
EQT Corp.	4,518	157,407
Exxon Mobil Corp.	50,638	5,992,500
Hess Corp.	3,414	495,235
Kinder Morgan, Inc.	24,315	417,002
Marathon Oil Corp.	7,806	188,593
Marathon Petroleum Corp.	5,584	681,248
Occidental Petroleum Corp.	8,941	550,140
ONEOK, Inc.	5,498	359,624
Phillips 66	5,732	567,468
Pioneer Natural Resources Co.	2,922	635,681
Targa Resources Corp.	2,784	210,276
Texas Pacific Land Corp.	76	112,301
Valero Energy Corp.	4,739	543,421
Williams Cos, Inc. (The)	14,984	453,416
		19,075,677
Passenger Airlines - 0.2%
Delta Air Lines, Inc.*	7,889	270,671
Southwest Airlines Co.	7,302	221,178
United Airlines Holdings, Inc.*	4,022	176,164
		668,013
Personal Care Products - 0.2%
Estee Lauder Cos, Inc. (The), Class A	2,849	702,905

Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	26,144	1,745,635
Eli Lilly & Co.	9,698	3,839,050
Johnson & Johnson	32,151	5,263,120
Merck & Co., Inc.	31,179	3,600,239
Pfizer, Inc.	69,027	2,684,460
Royalty Pharma plc, Class A	4,549	159,897
Viatris, Inc.	14,919	139,194
Zoetis, Inc., Class A	5,730	1,007,219
		18,438,814
Investments	Shares	Value
Professional Services - 0.8%
Automatic Data Processing, Inc.	5,096	$1,121,120
Broadridge Financial Solutions, Inc.	1,449	210,699
CoStar Group, Inc.*	5,001	384,827
Equifax, Inc.	1,506	313,820
Jacobs Solutions, Inc.	1,557	179,771
Leidos Holdings, Inc.	1,682	156,863
Paychex, Inc.	3,944	433,288
Paycom Software, Inc.*	593	172,189
SS&C Technologies Holdings, Inc.	2,694	157,707
TransUnion	2,369	163,011
Verisk Analytics, Inc., Class A	1,923	373,274
		3,666,569
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	3,887	297,977

Residential REITs - 0.3%
AvalonBay Communities, Inc.	1,718	309,875
Equity Residential	4,190	265,018
Essex Property Trust, Inc.	794	174,466
Invitation Homes, Inc.	7,148	238,529
Mid-America Apartment Communities, Inc.	1,420	218,396
Sun Communities, Inc.	1,523	211,590
		1,417,874
Retail REITs - 0.2%
Realty Income Corp.	7,708	484,370
Simon Property Group, Inc.	4,018	455,320
		939,690
Semiconductors & Semiconductor Equipment - 6.0%
Advanced Micro Devices, Inc.*	19,828	1,772,028
Analog Devices, Inc.	6,233	1,121,192
Applied Materials, Inc.	10,368	1,171,895
Broadcom, Inc.	5,139	3,219,584
Enphase Energy, Inc.*	1,672	274,542
Entegris, Inc.	1,832	137,253
First Solar, Inc.*	1,218	222,382
Intel Corp.	50,868	1,579,960
KLA Corp.	1,703	658,278
Lam Research Corp.	1,659	869,449
Marvell Technology, Inc.	10,490	414,145
Microchip Technology, Inc.	6,734	491,515
Micron Technology, Inc.	13,416	863,454
Monolithic Power Systems, Inc.	551	254,545
NVIDIA Corp.	30,251	8,394,349
NXP Semiconductors NV	3,185	521,512
ON Semiconductor Corp.*	5,311	382,180

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

April 30, 2023 (Unaudited)

Investments	Shares	Value
Qorvo, Inc.*	1,227	$112,982
QUALCOMM, Inc.	13,712	1,601,562
Skyworks Solutions, Inc.	1,952	206,717
SolarEdge Technologies, Inc.*	688	196,513
Teradyne, Inc.	1,915	174,993
Texas Instruments, Inc.	11,143	1,863,110
		26,504,140
Software - 10.1%
Adobe, Inc.*	5,630	2,125,663
ANSYS, Inc.*	1,072	336,522
Aspen Technology, Inc.*	358	63,366
Atlassian Corp., Class A*	1,844	272,285
Autodesk, Inc.*	2,654	516,973
Cadence Design Systems, Inc.*	3,373	706,475
Crowdstrike Holdings, Inc., Class A*	2,685	322,334
Datadog, Inc., Class A*	3,048	205,374
DocuSign, Inc., Class A*	2,473	122,265
Fair Isaac Corp.*	310	225,665
Fortinet, Inc.*	7,972	502,635
Gen Digital, Inc.	6,991	123,531
HubSpot, Inc.*	598	251,728
Intuit, Inc.	3,455	1,533,847
Microsoft Corp.	91,534	28,124,736
Oracle Corp.	18,901	1,790,303
Palantir Technologies, Inc., Class A*	21,665	167,904
Palo Alto Networks, Inc.*	3,718	678,386
PTC, Inc.*	1,309	164,659
Roper Technologies, Inc.	1,304	593,033
Salesforce, Inc.*	12,297	2,439,356
ServiceNow, Inc.*	2,497	1,147,172
Splunk, Inc.*	1,853	159,803
Synopsys, Inc.*	1,874	695,854
Tyler Technologies, Inc.*	511	193,684
Unity Software, Inc.*	3,001	80,937
VMware, Inc., Class A*	2,564	320,577
Workday, Inc., Class A*	2,482	461,999
Zoom Video Communications, Inc., Class A*	2,655	163,097
Zscaler, Inc.*	1,048	94,425
		44,584,588
Specialized REITs - 1.2%
American Tower Corp.	5,725	1,170,132
Crown Castle, Inc.	5,323	655,208
Digital Realty Trust, Inc.	3,534	350,396
Equinix, Inc.	1,138	824,003
Extra Space Storage, Inc.	1,646	250,258
Iron Mountain, Inc.	3,574	197,428
Investments	Shares	Value
Public Storage	1,944	$573,150
SBA Communications Corp., Class A	1,327	346,201
VICI Properties, Inc., Class A	12,344	418,955
Weyerhaeuser Co.	9,012	269,549
		5,055,280
Specialty Retail - 2.1%
AutoZone, Inc.*	231	615,225
Best Buy Co., Inc.	2,420	180,338
Burlington Stores, Inc.*	801	154,441
CarMax, Inc.*	1,943	136,068
Home Depot, Inc. (The)	12,533	3,766,668
Lowe’s Cos, Inc.	7,435	1,545,216
O’Reilly Automotive, Inc.*	767	703,577
Ross Stores, Inc.	4,236	452,108
TJX Cos, Inc. (The)	14,209	1,119,953
Tractor Supply Co.	1,357	323,509
Ulta Beauty, Inc.*	626	345,195
		9,342,298
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	182,883	31,031,588
Dell Technologies, Inc., Class C	2,982	129,687
Hewlett Packard Enterprise Co.	15,773	225,869
HP, Inc.	10,616	315,401
NetApp, Inc.	2,650	166,659
Seagate Technology Holdings plc	2,361	138,756
Western Digital Corp.*	3,928	135,280
		32,143,240
Textiles, Apparel & Luxury Goods - 0.6%
Lululemon Athletica, Inc.*	1,427	542,160
NIKE, Inc., Class B	15,318	1,941,097
VF Corp.	4,067	95,615
		2,578,872
Tobacco - 0.7%
Altria Group, Inc.	21,958	1,043,225
Philip Morris International, Inc.	19,063	1,905,728
		2,948,953
Trading Companies & Distributors - 0.2%
Fastenal Co.	7,023	378,118
United Rentals, Inc.	854	308,388
WW Grainger, Inc.	554	385,346
		1,071,852
Water Utilities - 0.1%
American Water Works Co., Inc.	2,372	351,649

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

April 30, 2023 (Unaudited)

Investments	Shares	Value
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	7,283	$1,048,024

Total Common Stocks (Cost $452,703,602)		436,408,551

Securities Lending Reinvestment†††
Money Market Fund - 0.0%†
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 4.76%†††† (Cost $99,050)	99,050	99,050

	Principal
Short-Term Investments - 0.1%
Time Deposit - 0.1%
JP Morgan Chase, New York 4.18% 5/1/2023 (Cost $220,510)	$220,510	220,510

Total Investments - 99.9% (Cost $453,023,162)		$436,728,111
Other Assets Less Liabilities - 0.1%		281,743
Net Assets - 100.0%		$437,009,854

*	Non-income producing security.
†	Represents less than 0.05%.
††	The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 was $93,058, collateralized in the form of cash with a value of $99,050 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments. The total value of collateral is $99,050.
†††	The security was purchased with cash collateral held from securities on loan at April 30, 2023. The total value of securities purchased was $99,050.
††††	7-day net yield.

See accompanying Notes to Financial Statements.

Schedule of Investments (concluded) Engine No. 1 Transform 500 ETF

April 30, 2023 (Unaudited)

Futures Contracts Purchased

Engine No. 1 Transform 500 ETF had the following open long futures contracts as of April 30, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 Micro E-Mini Index	28	6/16/2023	USD	$586,390	$13,176

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2023 for the Fund based upon the three levels defined above:

Engine No. 1 Transform 500 ETF	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$436,408,551	$-	$-	$436,408,551
Money Market Fund	99,050	-	-	99,050
Short-Term Investments
Time Deposit	-	220,510	-	220,510
Total Investments	$436,507,601	$220,510	$-	$436,728,111

Other Financial Instruments
Assets
Futures Contracts**	$13,176	$-	$-	$13,176
Total Other Financial Instruments	$13,176	$-	$-	$13,176

*	Please refer to the Schedule of Investments to view securities segregated by industry type.
**	Futures Contracts Purchased.

See accompanying Notes to Financial Statements.

Schedule of Investments Engine No. 1 Transform Climate ETF

April 30, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 93.3%

Aerospace & Defense - 12.7%
Airbus SE	52,218	$7,315,510
Safran S.A.	42,718	6,634,182
		13,949,692
Automobiles - 0.9%
General Motors Co.	30,318	1,001,707

Building Products - 4.2%
Trane Technologies plc	25,090	4,661,973

Chemicals - 2.9%
Livent Corp.*	146,755	3,206,597

Commercial Services & Supplies - 16.1%
Republic Services, Inc., Class A	58,231	8,421,367
Waste Management, Inc.	55,885	9,279,704
		17,701,071
Construction & Engineering - 4.9%
WillScot Mobile Mini Holdings Corp.*	118,236	5,367,914

Electrical Equipment - 3.5%
Rockwell Automation, Inc.	13,552	3,840,772

Electronic Equipment, Instruments & Components - 3.4%
TE Connectivity Ltd.	30,108	3,684,316

Ground Transportation - 12.4%
Canadian Pacific Kansas City Ltd.	83,912	6,615,622
Union Pacific Corp.	35,884	7,022,499
		13,638,121
Industrial Conglomerates - 3.7%
General Electric Co.	40,942	4,052,030

Machinery - 10.8%
AGCO Corp.	10,593	1,312,896
Caterpillar, Inc.	9,756	2,134,613
Deere & Co.	14,308	5,408,711
Epiroc AB, Class A	59,783	1,195,071
Sandvik AB	88,374	1,796,771
		11,848,062
Oil, Gas & Consumable Fuels - 10.2%
ConocoPhillips	11,033	1,135,185
Diamondback Energy, Inc.	7,454	1,059,959
Exxon Mobil Corp.	28,110	3,326,537
Occidental Petroleum Corp.	64,562	3,972,500
Pioneer Natural Resources Co.	7,912	1,721,256
		11,215,437
Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 7.6%
Applied Materials, Inc.	74,237	$8,391,008

Total Common Stocks (Cost $97,353,508)		102,558,700

	Principal
Short-Term Investments - 6.6%
Time Deposits - 6.6%
Citibank, New York 4.18% 5/1/2023	$5,000,000	5,000,000
JP Morgan Chase, New York 4.18% 5/1/2023	2,195,972	2,195,972
Total Short-Term Investments (Cost $7,195,972)		7,195,972

Total Investments - 99.9% (Cost $104,549,480)		$109,754,672
Other Assets Less Liabilities - 0.1%		88,056
Net Assets - 100.0%		$109,842,728

*	Non-income producing security.

Engine No. 1 Transform Climate ETF invested, as a percentage of net assets, in the following countries of April 30, 2023:

United States	67.7%
France	12.7%
Canada	6.0%
Ireland	4.2%
Sweden	2.7%
Other(1)	6.7%
Total	100.0%

(1)	Includes cash, short term investments and net other assets (liabilities).

See accompanying Notes to Financial Statements.

Schedule of Investments (concluded) Engine No. 1 Transform Climate ETF

April 30, 2023 (Unaudited)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2023 for the Fund based upon the three levels defined above:

Engine No. 1 Transform Climate ETF	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$102,558,700	$-	$-	$102,558,700
Short-Term Investments
Time Deposits	-	7,195,972	-	7,195,972
Total Investments	$102,558,700	$7,195,972	$-	$109,754,672

*	Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments Engine No. 1 Transform Supply Chain ETF

April 30, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 92.0%

Automobiles - 0.9%
General Motors Co.	2,697	$89,109

Building Products - 5.3%
Advanced Drainage Systems, Inc.	2,412	206,757
Johnson Controls International plc	1,816	108,669
Trane Technologies plc	1,070	198,817
		514,243
Commercial Services & Supplies - 14.5%
GFL Environmental, Inc.	13,101	475,566
Waste Management, Inc.	5,543	920,415
		1,395,981
Construction & Engineering - 6.5%
WillScot Mobile Mini Holdings Corp.*	13,710	622,434

Construction Materials - 9.2%
Martin Marietta Materials, Inc.	1,686	612,355
Vulcan Materials Co.	1,563	273,713
		886,068
Electrical Equipment - 4.5%
Emerson Electric Co.	2,306	191,998
Rockwell Automation, Inc.	850	240,898
		432,896
Ground Transportation - 14.3%
Canadian National Railway Co.	2,006	239,256
Canadian Pacific Kansas City Ltd.	6,878	542,261
CSX Corp.	15,804	484,235
Saia, Inc.*	360	107,197
		1,372,949
Industrial Conglomerates - 1.3%
Siemens AG	741	121,578

Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	1,290	174,705

Machinery - 8.7%
Deere & Co.	1,213	458,538
Westinghouse Air Brake Technologies Corp.	1,920	187,526
Xylem, Inc./NY	1,870	194,181
		840,245
Metals & Mining - 1.1%
Capstone Copper Corp.*	22,082	103,821
Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 18.2%
Analog Devices, Inc.	1,094	$196,789
First Solar, Inc.*	1,200	219,096
Lam Research Corp.	531	278,286
Micron Technology, Inc.	6,270	403,538
NVIDIA Corp.	696	193,133
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,534	466,517
		1,757,359
Trading Companies & Distributors - 5.7%
Ferguson plc	2,247	316,422
United Rentals, Inc.	372	134,333
WESCO International, Inc.	693	99,792
		550,547
Total Common Stocks (Cost $9,017,042)		8,861,935

	Principal
Short-Term Investments - 8.0%
Time Deposit - 8.0%
JP Morgan Chase, New York 4.18% 5/1/2023 (Cost $766,169)	$766,169	766,169

Total Investments - 100.0% (Cost $9,783,211)		$9,628,104
Other Assets Less Liabilities - 0.0%†		118
Net Assets - 100.0%		$9,628,222

*	Non-income producing security.
†	Represents less than 0.05%.

Engine No. 1 Transform Supply Chain ETF invested, as a percentage of net assets, in the following countries of April 30, 2023:

United States	66.4%
Canada	14.1%
Taiwan	4.8%
United Kingdom	3.3%
Ireland	2.1%
Germany	1.3%
Other(1)	8.0%
Total	100.0%

(1)	Includes cash, short term investments and net other assets (liabilities).

See accompanying Notes to Financial Statements.

Schedule of Investments (concluded) Engine No. 1 Transform Supply Chain ETF

April 30, 2023 (Unaudited)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2023 for the Fund based upon the three levels defined above:

Engine No. 1 Transform Supply Chain ETF	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$8,861,935	$-	$-	$8,861,935
Short-Term Investments
Time Deposit	-	766,169	-	766,169
Total Investments	$8,861,935	$766,169	$-	$9,628,104

*	Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

April 30, 2023 (Unaudited)

	Engine No. 1 Transform 500 ETF		Engine No. 1 Transform Climate ETF	Engine No. 1 Transform Supply Chain ETF
ASSETS:
Investments in securities at value (Note 2)	$436,728,111	(1)	$109,754,672	$9,628,104
Cash	676		30,901	2,828
Foreign currency at value	-		-	163
Segregated cash balance with broker for future contracts	46,066		-	-
Receivables:
Dividends and interest	335,396		66,983	2,997
Securities lending income	342		-	-
Investment securities sold	-		285,735	-
Reclaims	2,762		2,406	-
Unrealized appreciation on futures contracts	13,176		-	-
Total Assets	437,126,529		110,140,697	9,634,092

LIABILITIES:
Payables:
Investment securities purchased	-		230,835	-
Management fees (Note 3)	17,625		67,134	5,870
Collateral on securities loaned at value (Note 2)	99,050		-	-
Total Liabilities	116,675		297,969	5,870
NET ASSETS	$437,009,854		$109,842,728	$9,628,222

NET ASSETS CONSIST OF:
Paid-in capital	$459,999,239		$118,318,841	$10,008,858
Total distributable earnings (accumulated loss)	(22,989,385)		(8,476,113)	(380,636)
NET ASSETS	$437,009,854		$109,842,728	$9,628,222
Shares outstanding	9,060,000		2,220,000	200,000
Net asset value, per share	$48.24		$49.48	$48.14
Investment in securities at cost	$453,023,162		$104,549,480	$9,783,211
Foreign currency at cost	$-		$-	$162

(1)	Includes securities on loan with market value $93,058.

See accompanying Notes to Financial Statements.

Statements of Operations

For the Period Ended April 30, 2023 (Unaudited)

	Engine No. 1 Transform 500 ETF	Engine No. 1 Transform Climate ETF	Engine No. 1 Transform Supply Chain ETF*
INVESTMENT INCOME:
Dividend income	$3,327,116	$734,128	$23,477
Interest income	5,794	136,084	5,946
Securities lending income (Note 2)	2,828	-	-
Other income	56	-	173
Foreign withholding tax on dividends	(839)	(44,110)	(669)
Total Income	3,334,955	826,102	28,927

EXPENSES:
Management fees (Note 3)	97,179	357,848	14,853
Total Expenses	97,179	357,848	14,853
Net Investment Income (Loss)(1)	3,237,776	468,254	14,074

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in securities	(3,166,732)	(6,508,484)	(226,372)
Foreign currency transactions	-	(8,639)	946
In-kind redemptions of investments	-	3,003,633	-
Expiration or closing of futures contracts	38,547	-	-
Net realized gain (loss)	(3,128,185)	(3,513,490)	(225,426)

Change in unrealized appreciation (depreciation) on:
Investments in securities	31,995,446	2,459,946	(155,107)
Translation of assets and liabilities denominated in foreign currencies	-	8	2
Future contracts	390	-	-
Change in unrealized appreciation (depreciation)	31,995,836	2,459,954	(155,105)
Net realized and unrealized gain (loss) on investments	28,867,651	(1,053,536)	(380,531)
Net Increase (Decrease) in Net Assets Resulting From Operations	$32,105,427	$(585,282)	$(366,457)

*	The Fund commenced investment operations on February 14, 2023.
(1)	Net investment income (loss) represents dividends and other income received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	Engine No. 1 Transform 500 ETF		Engine No. 1 Transform Climate ETF*
	For the Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Period Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022
OPERATIONS:
Net investment income (loss)(1)	$3,237,776	$4,568,747	$468,254	$571,787
Net realized gain (loss) on investments	(3,128,185)	890,579	(3,513,490)	(2,279,286)
Net change in unrealized appreciation (depreciation) on investments	31,995,836	(61,500,007)	2,459,954	2,745,246
Net increase (decrease) in net assets resulting from operations	32,105,427	(56,040,681)	(585,282)	1,037,747

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(2,690,400)	(4,132,626)	(300,932)	(549,932)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	50,169,174	225,545,494	40,209,710	139,659,859	(2)
Cost of shares redeemed	-	(43,380,822)	(19,763,473)	(49,864,969	)(2)
Net increase (decrease) in net assets from capital transactions	50,169,174	182,164,672	20,446,237	89,794,890
Increase (decrease) in net assets	79,584,201	121,991,365	19,560,023	90,282,705

NET ASSETS:
Beginning of period/year	357,425,653	235,434,288	90,282,705	-
End of period/year	$437,009,854	$357,425,653	$109,842,728	$90,282,705

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period/year	7,980,000	4,320,000	1,800,000	-
Shares sold	1,080,000	4,560,000	820,000	2,800,001	(2)
Shares redeemed	-	(900,000)	(400,000)	(1,000,001	)(2)
Shares outstanding, end of period/year	9,060,000	7,980,000	2,220,000	1,800,000

*	The Fund commenced investment operations on February 2, 2022.
(1)	Net investment income (loss) represents dividends and other income received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(2)	Beginning capital of $50 was contributed by Fund Management at Engine No. 1 LLC, investment adviser to the Fund, in exchange for 1 Share of the Fund in connection with the seeding of the Fund. The Share was redeemed by the adviser on the commencement of investment operations on February 2, 2022.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	Engine No. 1 Transform Supply Chain ETF*
	For the Period Ended April 30, 2023 (Unaudited)
OPERATIONS:
Net investment income (loss)(1)	$14,074
Net realized gain (loss) on investments	(225,426)
Net change in unrealized appreciation (depreciation) on investments	(155,105)
Net increase (decrease) in net assets resulting from operations	(366,457)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(14,179)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	10,008,908	(2)
Cost of shares redeemed	(50	)(2)
Net increase (decrease) in net assets from capital transactions	10,008,858
Increase (decrease) in net assets	9,628,222

NET ASSETS:
Beginning of period	-
End of period	$9,628,222

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	-
Shares sold	200,001	(2)
Shares redeemed	(1	)(2)
Shares outstanding, end of period	200,000

*	The Fund commenced investment operations on February 14, 2023.
(1)	Net investment income (loss) represents dividends and other income received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(2)	Beginning capital of $50 was contributed by Fund Management at Engine No. 1 LLC, investment adviser to the Fund, in exchange for 1 Share of the Fund in connection with the seeding of the Fund. The Share was redeemed by the adviser on the commencement of investment operations on February 14, 2023.

See accompanying Notes to Financial Statements.

Financial Highlights Engine No. 1 Transform 500 ETF

For a share outstanding throughout the periods/year presented.

	For the Period Ended April 30, 2023 (Unaudited)		For the Year Ended October 31, 2022	For the Period June 22, 2021 through October 31, 2021(1)
Per Share Data:
Net asset value, beginning of period/year	$44.79		$54.50	$50.18
Net investment income (loss)(2)	0.38		0.72	0.22
Net realized and unrealized gain (loss) on investments	3.39		(9.79)	4.23
Total gain (loss) from investment operations	3.77		(9.07)	4.45

Distributions to shareholders:
Net investment income	(0.32)		(0.64)	(0.13)
Total distributions	(0.32)		(0.64)	(0.13)
Net asset value, end of period/year	$48.24		$44.79	$54.50
Market value, end of period/year (Unaudited)	$48.25		$44.78	$54.49

Total Return at Net Asset Value(3)	8.47		-16.72%	8.87%

Total Return at Market Value(3)	8.52		-16.72%	8.86%

Ratios/Supplemental Data:
Net assets, end of period/year (000’s omitted)	$437,010		$357,426	$235,434
Ratio to average net assets of:
Expenses	0.05	%(4)	0.05%	0.05	%(4)
Net investment income(5)	1.67	%(4)	1.47%	1.15	%(4)
Portfolio turnover rate(6)	1%		4%	1%

(1)	Commencement of investment operations on June 22, 2021.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and sale at the market value on the last day of the period. Market values are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the closing price. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	Net investment income (loss) represents dividends and other income received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights Engine No. 1 Transform Climate ETF

For a share outstanding throughout the periods presented.

	For the Period Ended April 30, 2023 (Unaudited)		For the Period February 2, 2022 through October 31, 2022(1)
Per Share Data:
Net asset value, beginning of period	$50.16		$49.94
Net investment income (loss)(2)	0.24		0.35	(7)
Net realized and unrealized gain (loss) on investments	(0.76)		0.18
Total gain (loss) from investment operations	(0.52)		0.53

Distributions to shareholders:
Net investment income	(0.16)		(0.31)
Total distributions	(0.16)		(0.31)
Net asset value, end of period	$49.48		$50.16
Market value, end of period (Unaudited)	$49.47		$50.18

Total Return at Net Asset Value(3)	-1.03%		1.09%

Total Return at Market Value(3)	-1.08%		1.13%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$109,843		$90,283
Ratio to average net assets of:
Expenses	0.75	%(4)	0.75	%(4)
Net investment income(5)	0.98	%(4)	0.94	%(4)
Net investment income excluding special dividends(7)	0.98	%(4)	0.66	%(4)
Portfolio turnover rate(6)	79%		261%

(1)	Commencement of investment operations on February 2, 2022.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and sale at the market value on the last day of the period. Market values are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the closing price. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	Net investment income (loss) represents dividends and other income received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	This ratio reflects the exclusion of large, non-recurring dividends (special dividends) recognized by the Funds during the period. If a special dividend was received during a period, this ratio will be lower than the net investment income (loss) of average net assets ratio presented for the same period herein. The net investment income (loss) per share excluding special dividends is 0.24.

See accompanying Notes to Financial Statements.

Financial Highlights Engine No. 1 Transform Supply Chain ETF

For a share outstanding throughout the period presented.

	For the Period February 14, 2023 through April 30, 2023(1) (Unaudited)
Per Share Data:
Net asset value, beginning of period	$50.04
Net investment income (loss)(2)	0.07
Net realized and unrealized gain (loss) on investments	(1.90)
Total gain (loss) from investment operations	(1.83)

Distributions to shareholders:
Net investment income	(0.07)
Total distributions	(0.07)
Net asset value, end of period	$48.14
Market value, end of period (Unaudited)	$48.11

Total Return at Net Asset Value(3)	-3.66%

Total Return at Market Value(3)	-3.72%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$9,628
Ratio to average net assets of:
Expenses	0.75	%(4)
Net investment income(5)	0.71	%(4)
Portfolio turnover rate(6)	32%

(1)	Commencement of investment operations on February 14, 2023.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and sale at the market value on the last day of the period. Market values are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the closing price. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	Net investment income (loss) represents dividends and other income received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Notes to Financial Statements April 30, 2023 (Unaudited)

1. Organization

The Engine No. 1 ETF Trust (the “Trust”) is a Delaware statutory trust organized on October 26, 2020 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of three investment portfolios, Engine No. 1 Transform 500 ETF (the “Transform 500 ETF”), Engine No. 1 Transform Climate ETF (the “Transform Climate ETF”) and Engine No. 1 Transform Supply Chain ETF (the “Transform Supply Chain ETF”) (each a “Fund” and collectively, the “Funds”). The Transform 500 ETF is a diversified management investment company and the Transform Climate ETF and the Transform Supply Chain ETF are non-diversified management investment companies under the 1940 Act. The Transform 500 ETF seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Large Cap Select IndexSM. The Transform Climate ETF’s investment objective is long-term growth of capital. The Transform Climate ETF seeks to achieve its investment objective by investing in companies that are creating value by transforming themselves and others to meet the growing demands of climate change. The Transform Supply Chain ETF’s investment objective is long-term growth of capital. The Transform Supply Chain ETF seeks to achieve its investment objective by investing in the equities of companies that it deems are creating value through supply chain transformation. There can be no assurance that the Funds will achieve their respective investment objectives.

Fund Management at Engine No. 1 LLC (the “Adviser”) is the investment adviser to the Funds.

The Trust’s fiscal and tax reporting period end is October 31.

2. Significant Accounting Policies

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies.”

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation

The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of each Fund’s shares outstanding.

Generally, securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Futures contracts listed for trading on a futures exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Investments in open-end regulated investment companies are valued at NAV.

If market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s valuation guidelines. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted.

The Funds may use independent pricing services to assist in calculating the value of each Fund’s securities or other assets.

Notes to Financial Statements (continued) April 30, 2023 (Unaudited)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expenses incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments from the fluctuations that result from changes in the market prices of investments held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investments in securities and net change in unrealized appreciation (depreciation) on investment securities on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, including foreign exchange contracts, net currency gains and losses realized between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific asset, currency, rate or index at a specified future time and at a specified price. Stock index futures are based on investments that reflect the market value of common stock of the firms included in an underlying index. The Funds may enter into futures contracts to purchase securities indexes when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. To the extent required by law, liquid assets committed to futures contracts will be maintained.

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the Commodity Futures Trading Commission (“CFTC”) and must be executed through the futures commission merchant (“FCM”). Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, the Funds will incur brokerage fees when it buys or sells futures contracts.

Upon entering into a futures contract, the Funds will be required to deliver to an account controlled by the FCM an amount of cash or cash equivalents known as “initial margin,” which is in the nature of a performance bond or good faith deposit on the contract and is returned to the Funds upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the FCM will be made daily as the price of the instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.”

At any time prior to the expiration of a futures contract, the Funds may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

There are several risks accompanying the utilization of futures contracts. Utilization of futures by the Transform 500 ETF involves the risk of imperfect or even negative correlation to its Underlying Index if the index underlying the futures contract differs from the Underlying Index. For each Fund, there is also the risk of loss of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract.

Because the futures market generally imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the

Notes to Financial Statements (continued) April 30, 2023 (Unaudited)

daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Funds to substantial losses. In the event of adverse price movements, the Funds would be required to make daily cash payments of variation margin.

For the period ended April 30, 2023, the average monthly notional amount of open futures contracts for Transform 500 ETF was $596,772. The range of monthly notional amounts was $317,269 to $1,013,984. For the period ended April 30, 2023, Transform Climate ETF and Transform Supply Chain ETF did not hold open futures contracts.

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of April 30, 2023

Engine No.1 Transform 500 ETF

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments under ASC 815	Statements of Assets and Liabilities	Unrealized Appreciation*	Statements of Assets and Liabilities	Unrealized Depreciation*
Equity Index Futures Contracts	Unrealized appreciation on futures contracts*	$13,176*	Unrealized depreciation on futures contracts*	$-

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.

Derivatives Not Accounted for as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on expiration or closing of futures contracts; change in net unrealized appreciation (depreciation) on futures contracts	$38,547	$390

Securities Lending

The Funds may lend portfolio securities to certain borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. The Funds may terminate a loan at any time and obtain the return of the securities loaned. The Funds receive the value of any interest or cash or noncash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Funds are compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Funds are compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Funds or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

The Funds may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from the Funds to borrowers, arranges for the return of loaned securities to the Funds at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Funds have agreed to pay a borrower), and credit,

Notes to Financial Statements (continued) April 30, 2023 (Unaudited)

legal, counterparty and market risk. In the event a borrower does not return the Funds’ securities as agreed, the Funds may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Investing cash collateral subjects the Funds to greater market risk, including losses on the collateral and, should the Funds need to look to the collateral in the event of the borrower’s default, losses on the loan secured by that collateral.

The following table summarizes each Fund’s securities lending agreements by counterparty which are subject to rights of offset as of April 30, 2023:

Engine No. 1 Transform 500 ETF

Counterparty	Value of Securities on Loan	Cash Collateral Received(a)	Fair Value on Non-Cash Collateral Received	Net Exposure(b)
Bank of America Securities, Inc.	$61,138	$61,138	$-	$-
ING Financial Markets LLC	$31,920	$31,920	$-	$-
Total	$93,058	$93,058	$-	$-

(a)	Collateral with a value of $99,050 has been received in connection with securities lending agreements. The amount of collateral reflected in the table does not include any over-collateralization received by the Fund and is calculated based on prior day’s prices.
(b)	Net exposure represents the receivable (payable) due from (to) the counterparty in the event of default.

The table below represents the disaggregation at April 30, 2023 of the gross amount of recognized liabilities for securities lending transactions. As the securities loaned are subject to termination by the Funds or the borrower at any time, the remaining contractual maturities of the transactions presented below are considered to be overnight and continuous.

	Remaining Contractual Maturity of the Agreements as of April 30, 2023
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Engine No. 1 Transform 500 ETF
Securities Lending Transactions
Money Market Fund	$99,050	$-	$-	$-	$99,050
Total borrowings					$99,050
Gross amount of recognized liabilities for securities lending transactions					$99,050

Transform Climate ETF and Transform Supply Chain ETF did not have any securities on loan as of April 30, 2023.

Time Deposits

Each Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short-term investments in the Funds’ Schedule of Investments.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds, if any, are presented separately on the Statements of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Notes to Financial Statements (continued) April 30, 2023 (Unaudited)

Dividend Distributions

Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds intend to declare and make distributions of taxable net investment income quarterly and net capital gains annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Therefore, no provision for federal income tax should be required.

Organizational and Offering Costs

The Adviser has agreed to bear all organizational and offering expenses for the Funds.

3. Management and Other Agreements

Management

The Adviser, located at 710 Sansome Street, San Francisco, CA 94111, furnishes investment advisory services to the Funds pursuant to an Investment Advisory Agreement with the Trust on behalf of the Funds (the “Investment Advisory Agreement”), subject to the supervision and direction of the Board. The Adviser is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended.

For its investment advisory services to the Funds, the Adviser is paid a management fee from the Funds based on a percentage of the Fund’s average daily net assets, at the annual rate of 0.05% for the Transform 500 ETF, 0.75% for the Transform Climate ETF and 0.75% for the Transform Supply Chain ETF for the period. The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses, as may be specified in a separate letter of agreement.

Pursuant to the Investment Advisory Agreement between the Adviser and the Trust (entered into on behalf of the Funds), the Adviser is responsible for substantially all expenses of the Funds, except (i) interest and taxes (including, but not limited to, income, excise, transfer and withholding taxes); (ii) expenses of the Funds incurred with respect to the acquisition, holding, voting and/or disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) the advisory fee payable to the Adviser under the Investment Advisory Agreement; (v) litigation expenses (including fees and expenses of counsel retained by or on behalf of the Trust or any Fund) and any fees, costs or expenses payable by the Trust or any Fund pursuant to indemnification obligations to which the Trust or such Fund may be subject (pursuant to contract or otherwise); and (vi) any extraordinary expenses, as determined by a majority of the Independent Trustees.

Administrator, Custodian, Transfer Agent and Accounting Agent

Brown Brothers Harriman & Co. (“BBH”), which has its principal office at 50 Post Office Square, Boston, Massachusetts 02110, is the Trust administrator, fund accountant, transfer and dividend agent and custodian. BBH is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Distribution and Fund Officers

Foreside Financial Services, LLC (the “Distributor”), Three Canal Plaza, Suite 100, Portland, Maine 04101, is the distributor for the shares of the Trust. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Foreside Fund Officer Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, provides the Trust with a Chief Compliance Officer and Principal Financial Officer.

Legal Counsel

Ropes & Gray, located at 800 Boylston Street, Boston, MA 02199 serves as legal counsel to the Trust and the Funds.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd. serves as the Trust’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

Notes to Financial Statements (continued) April 30, 2023 (Unaudited)

Board of Trustees

The Trust pays each Independent Trustee an annual retainer of $20,000 per calendar year (paid in quarterly increments) for his or her services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings. The Chair of the Audit Committee and Nominating Committee are each paid an additional annual retainer of $5,000 per calendar year (paid in quarterly increments). These retainers are paid by the Adviser from the management fees it receives from the Funds.

4. Creation and Redemption Transactions

Each Fund issues and redeems shares (“Shares”) at NAV only in aggregations of a specified number of Shares (each a “Creation Unit”). The Funds may issue and redeem Creation Units of its Shares in exchange for a designated basket of portfolio investments (including any portion of such investments for which cash may be substituted) (“Deposit Instruments”), together with the deposit of a specified cash payment (“Cash Component”). Shares of each Fund will be listed and trade on Cboe BZX Exchange, Inc. (the “Exchange” or “Cboe BZX”), a national securities exchange. Shares of the Funds are traded in the secondary market and elsewhere at market values that may be at, above or below the Fund’s NAV. Shares are redeemable only in Creation Units by authorized participants that have entered into agreements with the Distributor (“Authorized Participants”), and, generally, in exchange for securities in kind and or a cash amount. Creation Units typically are large blocks of a specified number of shares or multiples thereof. In the event of liquidation of a Fund, the Trust may lower the number of shares in a Creation Unit.

Shares may be issued in advance of receipt of Deposit Instruments, subject to various conditions, including a requirement that the Authorized Participant maintain with the Trust a cash deposit in an amount at least equal to a specified percentage, as set forth in the applicable Participant Agreement, of the value of the missing Deposit Instruments. The Trust may use such cash deposit at any time to purchase Deposit Instruments. Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of Shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

5. Investment Transactions

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind subscriptions and redemptions and short-term investments) for the period ended April 30, 2023 were as follows:

Fund	Purchases	Sales
Engine No. 1 Transform 500 ETF	$7,620,113	$4,451,654
Engine No. 1 Transform Climate ETF	$98,697,238	$71,166,131
Engine No. 1 Transform Supply Chain ETF	$2,202,669	$2,469,890

For the period ended April 30, 2023, the cost of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:

	In-Kind
Fund	Subscriptions	Redemptions
Engine No. 1 Transform 500 ETF	$47,474,590	$-
Engine No. 1 Transform Climate ETF	$23,882,435	$33,991,093
Engine No. 1 Transform Supply Chain ETF	$9,508,858	$-

6. Federal Income Tax

Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. Therefore, no federal income tax position is required. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Funds are required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the year/period ended October 31, 2022.

Notes to Financial Statements (continued) April 30, 2023 (Unaudited)

At April 30, 2023, the cost of investments and derivatives and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Engine No. 1 Transform 500 ETF	$453,202,157	$29,356,327	$(46,037,707)	$(16,681,380)
Engine No. 1 Transform Climate ETF	$98,942,967	$6,547,981	$(2,932,248)	$3,615,733
Engine No. 1 Transform Supply Chain ETF	$9,017,042	$209,285	$(364,392)	$(155,107)

The differences between book-basis and tax-basis components of unrealized appreciation/(depreciation) are primarily attributable to tax deferral of losses on wash sales for tax purposes.

At October 31, 2022, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Total Amount
Engine No. 1 Transform 500 ETF	$3,664,706	$624,705	$4,289,411
Engine No. 1 Transform Climate ETF	$8,767,541	$-	$8,767,541

7. Related Parties

At April 30, 2023, certain officers and Trustees of the Trust are also officers or employees of the Adviser or affiliated with the Distributor.

8. Indemnification Obligations

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

9. Investment Risks

Principal Investment Risks: Shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to certain risks, including those noted below and in the Funds’ prospectuses, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

Active Management Risk. The Transform Climate ETF and the Transform Supply Chain ETF are actively managed, which means that investment decisions are made based on the Adviser’s investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Concentration Risk. The Funds may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Funds’ investments more than the market as a whole, to the extent that the Funds’ investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Notes to Financial Statements (concluded) April 30, 2023 (Unaudited)

Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand changes related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Global events, trade disputes and changes in government regulations, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector.

Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies in this sector tend to rely to a significant extent on government demand for their products and services.

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Funds and their investments and could impact each Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to each Fund’s NAV. Other infectious illness outbreaks in the future may result in similar impacts.

Supply Chain Risk. Companies supply chains are generally subject to risk such as legislative or regulatory changes; adverse market conditions and/or increased competition; technological developments and changing technology; cyberattacks that may compromise a company’s operations or business; occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, exchange rate movements, and insurance costs; pandemics, natural disasters or other crisis; boarder and/or import controls; pent-up/increased demand; mobility restrictions; shortages of product and labor; dependence on intellectual property rights, and potential loss or impairment of those rights; research and development costs; and rapid product obsolescence. Global, regional, or local events, such as changes to trade relations, trade restrictions, and/or military conflict, may materially disrupt or indefinitely impair the operations of these companies. Securities of these companies may be cyclical and occasionally subject to sharp price movements. Certain companies may be subject to significant regulation, including environmental regulation, by federal, state and local governmental agencies.

Technology Sector Risk. Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

The Funds’ prospectuses contain additional information regarding the risks associated with an investment in a Fund.

10. Recent Accounting Pronouncements

In June 2022, the FASB issued ASU 2022-03, “Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.” The ASU clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures related to equity securities subject to contractual sale restrictions. The ASU is effective for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management is evaluating the implications of this guidance to future financial statements.

11. Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition of disclosure in the Funds’ financial statements.

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. The Engine No. 1 ETF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date on Form N-PORT. The Forms N-PORT will be available on the SEC’s website at www.sec.gov. In addition, each Fund’s full portfolio holdings are updated daily and available on the Funds’ website at etf.engine1.com.

Proxy Voting Policies and Procedures. A description of Fund Management at Engine No.1 LLC’s proxy voting policies and procedures, which are applicable to the funds in the Engine No. 1 ETF Trust, is available on the Funds’ website at etf.engine1.com and on the SEC’s website at www.sec.gov.

Proxy Voting Record. The Engine No. 1 ETF Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds are available by writing to the Administrator at 50 Post Office Square, Boston, MA 02110. The Funds’ Form N-PX will also be available on the SEC’s website at www.sec.gov.

Premium/Discount Information. Information about the difference between daily market values on the secondary market for shares of the funds in Engine No. 1 ETF Trust and such funds’ net asset value can be found on our website, etf.engine1.com.

Code of Ethics. The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at www.sec.gov.

Board Approval of Investment Advisory Agreement (Unaudited)

Engine No.1 ETF Trust (the “Trust”), on behalf of the Engine No.1 Transform 500 ETF (“Transform 500 ETF”), Engine No.1 Transform Climate ETF (“Transform Climate ETF”) and Engine No.1 Transform Supply Chain ETF (“Transform Supply Chain ETF”) (collectively, the “Funds”) and Fund Management at Engine No. 1 LLC (“Adviser”), have entered into an investment advisory agreement (“Advisory Agreement”).

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Advisory Agreement be approved initially, as well as renewed annually thereafter after an initial two-year period, by the Trust’s Board of Trustees (“Board”) and by a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement (“Independent Trustees”), by vote cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of any approvals or renewals of the Advisory Agreement, the Trustees must request and evaluate such information as may reasonably be necessary to make a reasonable business judgment with respect to the approval of the Advisory Agreement.

At a virtual meeting held on September 9, 2022 (the “September Meeting”) the Board, including all of the Independent Trustees, approved an amended Schedule A of the Advisory Agreement dated February 23, 2021, related to Transform Supply Chain ETF, for an initial two-year period. In voting its approval of the Amended Schedule A to the Advisory Agreement at the September Meeting, the Board relied on an order issued by the SEC in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act. In connection with their consideration and approval of the Amendment to Schedule A of the Advisory Agreement, the Trustees requested and evaluated, with the advice of counsel, information furnished by the Adviser that was reasonably necessary to make a reasonable business judgment regarding the terms of the Advisory Agreement. At an in-person meeting held on December 16, 2022 (the “December Meeting”), the Board, including all of the Independent Trustees, ratified its approval at the September Meeting of the Advisory Agreement for Transform Supply Chain ETF.

At the December Meeting, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreement for Transform 500 ETF and Transform Climate ETF, until December 31, 2023. In connection with their consideration and approval of the Advisory Agreement, the Trustees requested and evaluated, with the advice of counsel, information furnished by the Adviser that was reasonably necessary to make a reasonable business judgment regarding the terms of the Advisory Agreement.

In each instance, Independent Trustees’ Counsel discussed with the Board the fact that the 1940 Act and court decisions place the responsibility on a fund’s trustees, with special emphasis on the independent trustees, to exercise good faith business judgment when deciding on whether to enter into or renew an investment advisory contract. Independent Trustees’ Counsel also noted the Trustees must make a reasonable and good faith attempt to ascertain all facts relevant to their deliberations. The Independent Trustees’ Counsel discussed the specific factors the Trustees should consider in evaluating an investment advisory contract and summarized the activities of the Independent Trustees leading up to both the September Meeting and the December Meeting in their consideration of the proposed Advisory Agreement for Transform Supply Chain ETF and the renewal of the Advisory Agreement for both Transform 500 ETF and Transform Climate ETF, respectively. In voting to approve the Advisory Agreement for each Fund, the Independent Trustees considered whether the approval would be in the best interests of the respective Fund and its shareholders, an evaluation based on several factors including those discussed below.

Materials Reviewed. In considering the approval of the Advisory Agreement, the Board took into account and discussed materials and information relating to: (i) the nature, extent and quality of services to be provided by the Adviser to the Funds; (ii) the fees and expenses to be borne by the Funds; and (iii) the profitability to be realized by the Adviser from the relationship with the Funds. The Board reviewed information relating to, among other things, proposed operations, including the compliance programs of the Adviser, valuation, and other information related to personnel of Engine No. 1 that would be providing investment management services to the Funds. They also reviewed comparative fee information and information regarding personnel who would be providing investment management services to the Funds. Independent Trustees’ Counsel reminded the Board of its earlier discussion regarding its responsibilities with respect to the approval of the Advisory Agreement.

Review Process. In connection with the approval of the Advisory Agreement, the Board reviewed written materials provided by Engine No. 1, which included, among other things, comparative fee and expense data. The Board also requested and received assistance and advice from counsel to the Independent Trustees regarding applicable legal standards. The Board also heard oral presentations on matters related to the Advisory Agreement. In deciding to approve the Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling.

Nature, Extent and Quality of Services. The Board considered the background information on the key investment personnel who would be responsible for servicing the Funds, considering their education and noting the investment team’s diverse financial industry experience. The Board considered Engine No. 1’s research, analysis and portfolio construction, which utilized both top-down and bottom-up fundamental and quantitative research. The Board observed that the Transform 500 ETF was a passively-managed ETF and Engine No. 1 had the

Board Approval of Investment Advisory Agreement (Unaudited) (concluded)

responsibility to track the Transform 500 ETF’s benchmark to the best of its ability, recognizing that an index, unlike Transform 500 ETF, does not have expenses. With respect to the Transform Climate ETF and Transform Supply Chain ETF, the Board observed that the Transform Climate ETF was, and the Transform Supply Chain ETF would be, an actively-managed ETF and Engine No. 1 had, or would have, the responsibility to manage the Fund’s investments to create long-term growth of capital to the best of its ability.

The Board also considered the various additional services that Engine No. 1 would provide under the Advisory Agreement, including its total value framework and its strategic plan related to active engagement of portfolio companies. The Board noted Engine No. 1’s efforts to attract qualified personnel and to develop other types of resources and systems. The Board considered its review of Engine No. 1’s policies, procedures and systems to assure compliance with applicable laws and regulations, and its processes to keep the Board informed about matters relevant to the Funds and their shareholders. For each Fund, the Board concluded that the nature, extent and quality of services proposed to be provided by Engine No. 1 under the Advisory Agreement were likely to benefit each Fund and its respective shareholders.

Performance. The Trustees observed that both the Transform 500 ETF and the Transform Climate ETF were young Funds with Transform Climate ETF having less than a full calendar year of operations for investors to evaluate. With respect to the first full year of performance (as of October 31, 2022) of Transform 500 ETF, the Trustees observed that the Fund had performance in line with the median of its peer groups and had closely tracked the Morningstar® US Large Cap Select IndexSM. The Trustees observed that Transform Supply Chain ETF was not operational and without historical performance. The Board considered the manner in which Engine No. 1 proposed to manage the Funds. After discussion, the Trustees concluded that Engine No. 1 was qualified to manage both an index fund and actively managed funds, and should be allowed the opportunity to continue to manage the Transform 500 ETF and the Transform Climate ETF and to manage the Transform Supply Chain ETF, subject to the ongoing supervision of the Board.

Fees and Expenses. With respect to the Transform 500 ETF, the Trustees noted that the Fund’s proposed annual advisory fee was at the median of a peer group of core U.S. equity index ETFs and below the median of a peer group of broad U.S. equity ESG index ETFs. With respect to the Transform Climate ETF, the Trustees noted that the Fund’s proposed annual advisory fee was at the median of a peer group of actively-managed thematic ETFs and below the median of a peer group of actively-managed U.S. equity ETFs. With respect to the Transform Supply Chain ETF, the Trustees noted that the proposed advisory fee aligned with the advisory fee paid by other similar fundamental actively-managed thematic equity ETFs and other fundamental actively-managed equity mutual funds and ETFs. Engine No. 1 reported to the Board that, in proposing fees and expenses for the Funds, Engine No. 1 considered a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by Engine No. 1 in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to prospective investors in each Fund.

The Board reviewed the proposed advisory fee schedule for the Funds. The Board noted that Engine No. 1 was responsible for all other costs associated with managing and operating the Funds and that Engine No. 1 paid all distribution costs out of its own profits. The Board considered how these arrangements affected the expenses borne by each Fund’s shareholders. The Board noted that the total expense ratio was reasonable when taking into account the unitary fee arrangement. Based on these factors, the Trustees concluded that each Fund’s proposed advisory fee was not unreasonable.

Economies of Scale. The Trustees considered information showing the effects of scaling fixed costs as the Funds’ assets under management grew.

Profitability. The Board considered the estimated profits to be realized by Engine No. 1 in connection with the operation of the Funds. The Board also considered the Funds’ estimated operating expenses and the expected impact on Engine No. 1’s profitability. The Board noted that Engine No. 1 did not expect to be profitable with respect to each of the Funds during the first two years of operations respectively. The Board noted that despite the lack of profitability with respect to its management of the Funds, Engine No.1 has the financial resources to deliver high quality advisory services to the Funds for the foreseeable future. The Board considered whether Engine No. 1 or any of its affiliates might receive other benefits as a result of its proposed relationship with the Trust or the Funds. The Board considered that Engine No. 1 was not affiliated with any of the Funds’ other proposed service providers, and therefore, would not benefit from those contractual relationships. The Trustees determined that the estimated profits of Engine No. 1, in terms of actual dollars and as a percent of total revenue, would not be excessive.

Conclusion. Having requested and received such information from Engine No. 1 as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that approval of the Advisory Agreement was in the best interests of shareholders of Transform 500 ETF and Transform Climate ETF and future shareholders of Transform Supply Chain ETF.

General Information (Unaudited)

Investment Adviser

Fund Management at Engine No. 1 LLC

710 Sansome Street

San Francisco, CA 94111

Administrator, Custodian, Transfer Agent and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Distributor

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 N. Water Street, Suite 830

Milwaukee, WI 53202

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)), are generally effective to provide reasonable assurance that information required to be disclosed by the Registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not Applicable. This item is only required in an annual report on Form N-CSR

(a)(2)	A separate certification for each principal executive and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

(b)	Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Engine No. 1 ETF Trust

By: (Signature and Title)

/s/ Jennifer Grancio
Jennifer Grancio
Title:	President (Principal Executive Officer)
Date:	June 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Jennifer Grancio
Jennifer Grancio
Title:	President (Principal Executive Officer)
Date:	June 21, 2023

By: (Signature and Title)

/s/ Joshua Hunter
Joshua Hunter
Title:	Treasurer (Principal Financial Officer)
Date:	June 21, 2023